Investment Strategy - Center Coast Brookfield Midstream Focus Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and other investments that have economic characteristics similar to such securities (collectively, “Midstream Investments”) (the “80% Policy”). The Fund’s Midstream Investments may include, but are not limited to, investments that have economic characteristics similar to MLPs in the form of common units issued by MLPs, preferred and convertible subordinated units of MLPs, securities that are derivatives of interests in MLPs, including equity securities of “MLP affiliates,” which the Adviser defines as entities issuing MLP I-shares, securities of entities holding primarily general partner or managing member interests in MLPs, MLPs that are taxed as “C” corporations, and other entities that operate like MLPs and have economic characteristics like MLPs but are organized and taxed as “C” corporations or organized as limited liability companies. The Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs that qualify. While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 15 to 40 high-quality Midstream Investments that the Adviser believes will have strong risk adjusted returns and stable and growing cash distributions. The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the energy infrastructure industry and the energy industry, and the Fund intends to make the majority of its investments in “midstream” securities. Midstream Investments encompass a wide range of companies engaged in the energy infrastructure industry and include companies engaged in midstream activities, such as the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products and carbon dioxide, as well as other energy infrastructure companies, including electrical transmission companies and utilities, and companies engaged in owning, storing and transporting alternative energy sources, such as renewables (e.g., wind, solar, hydrogen, geothermal, biomass). The Fund may invest in securities of Midstream Investments and other issuers that have smaller capitalizations than issuers whose securities are included in major benchmark indices, such as the S&P 500.

In addition, the Fund may invest up to 20% of its total assets in non-Midstream Investments, including debt securities of any issuers, including such securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or determined by the Adviser to be of comparable credit quality. The Fund will not have any duration or weighted average maturity restrictions. The Fund may also invest up to 15% of its net assets in illiquid securities. The Fund may write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may, but is not required to, use derivative instruments to seek to generate return, facilitate portfolio management and mitigate risks. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes. The Fund is non-diversified which means it may focus its investments in a limited number of issuers.

The Adviser seeks to identify a portfolio of high-quality Midstream Investments determined based on the Adviser’s assessment of such Midstream Investments’ durability of cash flows, relative market valuation and growth potential. In managing the Fund’s assets, the Adviser uses a disciplined investment process focused on due diligence from the perspective of an owner, operator and acquirer of Midstream Investments.

•        The Adviser’s security selection begins with a two-step process. First, the Adviser utilizes a proprietary multifactor model as a filter to establish a “universe” of high-quality Midstream Investments. Second, the Adviser strategically weights these companies using a rigorous quantitative and qualitative fundamental analysis that considers components as granular as individual Midstream assets and history of the management teams. The Adviser expects that its MLP operator’s perspective, familiarity with many of the Midstream Investments’ management teams and rigorous financial analysis provides unique insights into the durability of cash flows and quality of assets of each Midstream Investment in which the Fund invests.

•        Next, the Adviser seeks to draw upon its experience to conduct thorough due diligence from an owner-operator perspective. The Adviser’s due diligence process includes financial and valuation analysis centered on quantitative factors including cash flow, yield and relative valuation to establish a valuation target. The Adviser then evaluates each Midstream Investment’s asset quality, considering factors such as contract structure, operating risk, competitive environment and growth potential. The Adviser also assesses management quality, drawing on its previous experience with many of the management teams to evaluate their financial discipline, level of general partner support, operational expertise, strength of their business plans and their ability to execute those plans. The Adviser’s diligence process also includes an assessment of trading dynamics, including liquidity, identification of fund flow from institutional investors with large holdings in the Midstream Investments and other issuers, equity overhang (i.e., the difference between funds raised and funds invested) and float (i.e., the number of a company’s shares issued and available to be traded by the general public).

•        Upon completion of the due diligence process, the Adviser selects investments for inclusion in the Fund’s portfolio based on what the Adviser believes to be attractive valuations, durable cash flows and transparent and realizable growth opportunities.

The Adviser generally sells an investment if it determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Adviser identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.

The Fund intends to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), rather than a “C” corporation, beginning with the tax year that runs from October 1, 2025 through September 30, 2026, and comply with all RIC-related restrictions, including limiting its investments in qualified publicly-traded partnerships to 25% of its total assets, thereby avoiding taxation as a “C” corporation under the Code.

Master Limited Partnerships.    An MLP is an entity treated as a partnership under the Code, the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify for tax treatment as a partnership, an MLP must receive at least 90% of its gross income from qualifying sources as set forth in the Code. These qualifying sources include income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities, as well as interest dividends, real estate rents, gain from the sale or disposition or real property. Additional information on MLPs and MLP I-shares (“I-Shares”), which represent ownership interests issued by MLP affiliates, can be found in the section entitled “Additional Information About The Fund’s Investment Objective, Investment Strategies, and Related Risks.”

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and other investments that have economic characteristics similar to such securities (collectively, “Midstream Investments”) (the “80% Policy”).